UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3518

Newbury Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Cash Managment Funds: Tax-Exempt Fund

Daily Money Class
Capital Reserves Class

July 31, 2005

1.804884.101

DTE-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 95.0%
	Principal Amount (000s)	Value (000s)
Alabama - 1.5%
Alabama Gen. Oblig. Participating VRDN Series MS 668, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	$ 6,600	$ 6,600
Alabama Pub. School & College Auth. Rev. Participating VRDN Series Putters 124, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	10,000	10,000
Birmingham Med. Ctr. East Spl. Care Facilities Fing. Auth. Rev. Participating VRDN Series MT 16, 2.37% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	2,605	2,605
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 2.38%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	600	600
Birmingham Wtrwks. & Swr. Board Wtr. & Swr. Rev. Participating VRDN Series MS 947, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	9,600	9,600
Jefferson County Ltd. Oblig. School Warrants Series B, 2.34% (AMBAC Insured), VRDN (a)	7,200	7,200
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 2.38%, LOC AmSouth Bank NA, Birmingham, VRDN (a)	3,800	3,800
Univ. of Alabama Gen. Rev. Participating VRDN Series Putters 529, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,500	2,500
		42,905
Alaska - 1.3%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series Merlots 05 A8, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,150	4,150
Series Merlots 99 D, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,100	1,100
Alaska Intl. Arpts. Revs. Participating VRDN Series PT 1397, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,655	4,655
Alaska Muni. Bond Bank Auth. Participating VRDN:
Series PT 1986, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,790	5,790
Series ROC II R7525, 2.37% (Liquidity Facility Citibank NA) (a)(e)	3,425	3,425
Anchorage Gen. Oblig. Participating VRDN Series PT 2655, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,810	5,810
Matanuska-Susitna Borough Participating VRDN Series Merlots 01 A114, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,125	3,125
Valdez Marine Term. Rev. Bonds (ConocoPhillips Proj.) Series 1994 B, 3%, tender 6/1/06 (a)	8,000	8,000
		36,055
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Arizona - 1.2%
Arizona State Univ. Revs. Participating VRDN:
Series PT 2264, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 3,000	$ 3,000
Series ROC II R174, 2.37% (Liquidity Facility Citibank NA) (a)(e)	1,295	1,295
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. Participating VRDN:
Series MS 991, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	1,829	1,829
Series ROC II R6039, 2.37% (Liquidity Facility Citibank NA) (a)(e)	2,095	2,095
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series PT 1401, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,200	1,200
Phoenix Gen. Oblig. Participating VRDN Series Putters 173, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,745	1,745
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev. (La Cholla Apt. Proj.) Series 1996, 2.4%, LOC JPMorgan Chase Bank, VRDN (a)	4,100	4,100
Pima County Indl. Dev. Auth. Rev. (El Dorado Hosp. Proj.) 2.35%, LOC Branch Banking & Trust Co., VRDN (a)	4,400	4,400
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Participating VRDN:
Series PT 1512, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,000	1,000
Series ROC II R1003, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,975	3,975
Series SG 03 160, 2.37% (Liquidity Facility Societe Generale) (a)(e)	3,600	3,600
Series 2004 C, 2.55% 8/5/05, CP	2,500	2,500
Tucson Indl. Dev. Auth. Multi-family Hsg. Rev. (Family Hsg. Resources Proj.) Series 2002 A, 2.34%, LOC Fannie Mae, VRDN (a)	4,000	4,000
		34,739
California - 4.1%
California Dept. of Wtr. Resources Pwr. Supply Rev. Participating VRDN Series Putters 395, 2.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	16,655	16,655
California Gen. Oblig. Participating VRDN:
Series Putters 132, 2.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,485	2,485
Series Putters 245, 2.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig. Participating VRDN: - continued
Series Putters 556Z, 2.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,450	$ 7,450
California Infrastructure & Econ. Dev. Bank Rev. Series 2001, 2.1% 8/9/05, LOC Bank of America NA, CP	20,000	20,000
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 2.7% 8/4/05 (Liquidity Facility Dexia Cr. Local de France), CP	6,500	6,500
Los Angeles Muni. Impt. Corp. Lease Rev. Participating VRDN Series PT 1405, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,940	9,940
Los Angeles Reg'l. Arpt. Impt. Rev. (Los Angeles Int'l. Arpt./Air France Proj.) 2.57%, LOC Societe Generale, VRDN (a)	3,100	3,100
Los Angeles Unified School District Participating VRDN:
Series PT 1737, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,465	5,465
Series Putters 487, 2.36% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	12,765	12,765
Series Putters 488, 2.36% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,465	13,465
Oakland Gen. Oblig. Participating VRDN Series MS 01 756, 2.33% (Liquidity Facility Morgan Stanley) (a)(e)	8,234	8,234
Santa Rosa High School District Participating VRDN Series PT 2193, 2.35% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,360	4,360
		117,079
Colorado - 2.1%
Colorado Dept. of Trans. Rev. Participating VRDN Series MS 1009, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	19,000	19,000
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 2.5%, LOC JPMorgan Chase Bank, VRDN (a)	1,000	1,000
(Catholic Health Initiatives Proj.) Series B4, 2.35% (Liquidity Facility Wells Fargo Bank NA, San Francisco), VRDN (a)	18,800	18,800
Colorado Springs Utils. Rev. Participating VRDN Series SGB 28, 2.37% (Liquidity Facility Societe Generale) (a)(e)	6,800	6,800
E-470 Pub. Hwy. Auth. Rev. Participating VRDN Series 04 BS 219 Class A, 2.55% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	4,215	4,215
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	2,815	2,815
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Colorado - continued
Mesa County Valley School District #051, Grand Junction Participating VRDN Series Putters 684, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	$ 2,000	$ 2,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation 2.4%, VRDN (a)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev. Participating VRDN Series Putters 862, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,030	5,030
		60,960
Delaware - 0.3%
Delaware Econ. Dev. Auth. Rev.:
(Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 2.53%, VRDN (a)	3,500	3,500
Series 1999 A, 2.5%, VRDN (a)	2,200	2,200
(Peninsula United Methodist Homes, Inc. Proj.) Series 1997 B, 2.35%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,070	4,070
		9,770
District Of Columbia - 1.8%
District of Columbia Gen. Oblig. Participating VRDN Series PT 2440, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,885	1,885
District of Columbia Rev.:
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 2.85% tender 8/5/05, LOC JPMorgan Chase Bank, CP mode	10,000	10,000
(American Assoc. Med. Colleges Proj.) 2.43% (AMBAC Insured), VRDN (a)	3,575	3,575
(American Psychological Assoc. Proj.) 2.39%, LOC Bank of America NA, VRDN (a)	1,200	1,200
(Defenders of Wildlife Proj.) 2.39%, LOC Bank of America NA, VRDN (a)	2,750	2,750
(The AARP Foundation Proj.) Series 2004, 2.34%, LOC Bank of America NA, VRDN (a)	12,500	12,500
(The Phillips Collection Issue Proj.) Series 2003, 2.34%, LOC Bank of America NA, VRDN (a)	6,000	6,000
District of Columbia Wtr. & Swr. Auth. Participating VRDN Series MS 1125, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	13,185	13,185
		51,095
Florida - 6.0%
Clay County Utils. Sys. Rev. Series 2003 A, 2.34%, LOC Bank of America NA, VRDN (a)	6,385	6,385
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Dade County Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 74, 2.36% (Liquidity Facility Societe Generale) (a)(e)	$ 1,210	$ 1,210
Florida Board of Ed. Participating VRDN Series MSTC 01 131, 2.34% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	13,255	13,255
Florida Board of Ed. Cap. Outlay Participating VRDN:
Series EGL 01 902, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	13,000	13,000
Series EGL 01 905, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	10,200	10,200
Series EGL 7050031, 2.37% (Liquidity Facility Citibank NA) (a)(e)	4,900	4,900
Series MS 1017, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	3,200	3,200
Series MSTC 01 161, 2.34% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	3,300	3,300
Series PA 969, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,095	3,095
Series PT 1223, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,000	7,000
Florida Board of Ed. Lottery Rev. Participating VRDN Series PT 2030, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,375	14,375
Florida Board of Ed. Pub. Ed. Participating VRDN Series SGA 00 102, 2.34% (Liquidity Facility Societe Generale) (a)(e)	11,580	11,580
Florida State Univ., Finl. Assistance, Inc., Edl. & Athletic Facilities Impt. Rev. Participating VRDN Series SGB 44, 2.37% (Liquidity Facility Societe Generale) (a)(e)	2,910	2,910
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series C, 2.38%, VRDN (a)	2,700	2,700
Indian River County Hosp. District Hosp. Rev. Series 1985, 2.45%, LOC Wachovia Bank NA, VRDN (a)	2,700	2,700
Jacksonville Health Facilities Auth. Participating VRDN Series ROC II R186, 2.37% (Liquidity Facility Citibank NA) (a)(e)	1,695	1,695
Jacksonville Poll. Cont. Rev.:
Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 2.55% tender 9/2/05, CP mode	4,200	4,200
(Florida Pwr. & Lt. Co. Proj.) 2.35%, VRDN (a)	6,750	6,750
JEA Wtr. & Swr. Sys. Rev. Participating VRDN Series PT 2173, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,085	2,085
Miami-Dade County Aviation Rev. Participating VRDN Series PA 1309, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,000	5,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Miami-Dade County Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 2078, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 4,295	$ 4,295
Series PT 2097, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	750	750
Palm Beach County Rev.:
(Benjamin Private School Proj.) 2.34%, LOC Bank of America NA, VRDN (a)	8,400	8,400
(Planned Parenthood Proj.) 2.36%, LOC Northern Trust Co., Chicago, VRDN (a)	2,700	2,700
Pasco County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Carlton Arms of Magnolia Valley Proj.) Series 1985, 2.495%, LOC Wachovia Bank NA, VRDN (a)	2,415	2,415
Port of Saint Lucie Util. Rev. Series A, 2.37% (MBIA Insured), VRDN (a)	10,000	10,000
Reedy Creek Impt. District Participating VRDN Series Putters 902, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,300	3,300
Sarasota County Pub. Hosp. District Hosp. Rev. Bonds (Sarasota Memorial Hosp. Proj.) Series 1985 B, 2.5% tender 8/1/05, LOC Wachovia Bank NA, CP mode	5,850	5,850
Sunshine State Govt. Fing. Commission Rev. Series F, 2.51% 9/1/05 (AMBAC Insured), CP	5,110	5,110
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series PA 576, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,000	2,000
Univ. of North Florida Foundation, Inc. Rev. Series 1994, 2.38%, LOC Wachovia Bank NA, VRDN (a)	2,200	2,200
West Palm Beach Util. Sys. Rev. Participating VRDN Series MS 972, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	3,615	3,615
		170,175
Georgia - 2.0%
Atlanta Wtr. & Wastewtr. Rev. Participating VRDN:
Series EGL 04 42A, 2.37% (Liquidity Facility Citibank NA) (a)(e)	4,700	4,700
Series Putters 513, 2.37% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	10,000	10,000
Series SGA 145, 2.39% (Liquidity Facility Societe Generale) (a)(e)	6,000	6,000
Augusta Wtr. & Swr. Rev. Participating VRDN Series SGA 03 140, 2.39% (Liquidity Facility Societe Generale) (a)(e)	7,000	7,000
Clayton County Dev. Auth. Spl. Facilities Rev. (Delta Air Lines, Inc. Proj.) Series 2000 A, 2.37%, LOC Gen. Elec. Cap. Corp., VRDN (a)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Cobb County Dev. Auth. Univ. Facilities Rev. Participating VRDN Series MS 983, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	$ 7,736	$ 7,736
DeKalb County Dev. Auth. Rev. (BDS Oglethorpe Univ. Proj.) 2.35%, LOC Suntrust Bank, VRDN (a)	4,700	4,700
Forsyth County School District Participating VRDN Series CDC 04 6, 2.37% (Liquidity Facility CDC Fin.-CDC IXIS) (a)(e)	3,020	3,020
Fulton County Wtr. & Swr. Rev. Participating VRDN Series EGL 720050005 Class A, 2.37% (Liquidity Facility Citibank NA) (a)(e)	2,650	2,650
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Proj.) First Series 1997, 2.83%, tender 5/5/06 (a)	4,800	4,800
		57,606
Hawaii - 0.4%
Hawaii Gen. Oblig. Participating VRDN:
Series PT 2301, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,300	3,300
Series ROC II R 6035, 2.37% (Liquidity Facility Citibank NA) (a)(e)	1,895	1,895
Series ROC II R 6504, 2.37% (Liquidity Facility Citibank NA) (a)(e)	2,090	2,090
Honolulu City & County Gen. Oblig. Participating VRDN Series EGL 7050052, 2.37% (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
		12,285
Illinois - 7.0%
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 2.43% (Liquidity Facility Bank of America NA) (a)(e)	3,400	3,400
Series MS 1063, 2.43% (Liquidity Facility Morgan Stanley) (a)(e)	4,990	4,990
Series ROC II R2168, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,175	2,175
Chicago Gen. Oblig. Participating VRDN:
Series EGL 01 1303, 2.48% (Liquidity Facility Citibank NA, New York) (a)(e)	2,500	2,500
Series PT 1592, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,810	5,810
Series PT 2360, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,555	5,555
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Chicago Gen. Oblig. Participating VRDN: - continued
Series PT 2361, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 2,680	$ 2,680
Series Putters 736, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,590	3,590
Chicago Skyway Toll Bridge Rev. Participating VRDN Series EGL 01 1304, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	10,005	10,005
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 97 V, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,285	1,285
Series MT 30, 2.37% (Liquidity Facility BNP Paribas SA) (a)(e)	3,760	3,760
Cook County Gen. Oblig. Participating VRDN:
Series EGL 01 1302, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	1,200	1,200
Series PA 591, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,305	5,305
Hoffman Estates Tax Increment Rev. (Sears, Roebuck & Co. Proj.) 2.35%, LOC Northern Trust Co., Chicago, VRDN (a)	8,000	8,000
Illinois Dev. Fin. Auth. Gas Supply Rev. Participating VRDN Series MS 1088, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	6,390	6,390
Illinois Dev. Fin. Auth. Rev. (Aurora Central Catholic High School Proj.) Series 1994, 2.57%, LOC Allied Irish Banks PLC, VRDN (a)	1,000	1,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series EGL 03 60, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	4,690	4,690
Illinois Fin. Auth. Rev.:
(Illinois College Proj.) 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	10,000	10,000
(Mercy Alliance, Inc. Proj.) 2.37%, LOC M&I Marshall & Ilsley Bank, VRDN (a)	7,000	7,000
Illinois Gen. Oblig. Participating VRDN:
Series MS 98 143, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	1,500	1,500
Series PT 2131, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,740	7,740
Series Putters 133, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	4,350	4,350
Series Putters 409, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,800	5,800
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Illinois Gen. Oblig. Participating VRDN: - continued
Series Putters 636, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 2,985	$ 2,985
Series Putters 679, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,940	2,940
Illinois Health Facilities Auth. Rev.:
Bonds (Evanston Northwestern Health Care Corp. Proj.) 2.7% tender 8/4/05, CP mode	4,300	4,300
(Swedish Covenant Hosp. Proj.):
Series 2003 A, 2.35%, LOC Lasalle Bank NA, VRDN (a)	4,295	4,295
Series 2003 B, 2.35%, LOC Lasalle Bank NA, VRDN (a)	6,785	6,785
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series BA 03 C, 2.41% (Liquidity Facility Bank of America NA) (a)(e)	2,000	2,000
Series BA 04 A, 2.37% (Liquidity Facility Bank of America NA) (a)(e)	3,330	3,330
Series EGL 01 1306, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	1,600	1,600
Series Merlots 01 A86, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,765	3,765
Series Merlots 01 A93, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	3,655	3,655
Series Merlots 02 A24, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,960	4,960
Series PT 2424, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,500	4,500
Series SGB 19, 2.37% (Liquidity Facility Societe Generale) (a)(e)	1,000	1,000
Illinois Sales Tax Rev. Participating VRDN:
Series DB 165, 2.37% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,650	10,650
Series PT 1929, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,960	3,960
Lake County Forest Preservation District Participating VRDN Series ROC II R2059, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,101	1,101
Lombard Indl. Proj. Rev. (B&H Partnership Proj.) Series 1995, 2.73%, LOC Lasalle Bank NA, VRDN (a)	3,375	3,375
Metropolitan Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series PA 1058, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,350	1,350
Puttable Floating Option Tax Receipts Participating VRDN Series PZP 6, 2.48% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,880	3,880
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Illinois - continued
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series Merlots 01 A105, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	$ 3,070	$ 3,070
Will & Kendall Counties Cmnty. Consolidated School District #202 Participating VRDN Series ROC II R4031, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,580	2,580
Will County Cmnty. Unit School District #365, Valley View Participating VRDN Series PZ 47, 2.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,000	9,000
Will County School District #122 Participating VRDN Series PZ 48, 2.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,350	3,350
Winnebago County Rev. (The Mill Proj.) Series 1996, 2.46%, LOC JPMorgan Chase Bank, VRDN (a)	2,935	2,935
		200,091
Indiana - 2.9%
Elkhart County Gen. Oblig. Participating VRDN Series Putters 553, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,150	2,150
Hanover Ind. Multi-School Bldg. Participating VRDN Series PT 2224, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,530	5,530
Indiana Bond Bank Participating VRDN Series ROC II R2079, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,425	2,425
Indiana Edl. Facilities Auth. Rev. (Hanover College Proj.) Series B, 2.36%, LOC JPMorgan Chase Bank, VRDN (a)	8,160	8,160
Indiana Trans. Fin. Auth. Hwy. Participating VRDN:
Series DB 114, 2.37% (Liquidity Facility Deutsche Bank AG) (a)(e)	6,340	6,340
Series Merlots B21, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	4,150	4,150
Series MS 853, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	2,000	2,000
Series PT 2189, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Series PT 2296, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,310	5,310
Indianapolis Thermal Energy Sys. Participating VRDN Series Putters 700, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,730	1,730
M.S.D. Warren Township Vision 2005 School Bldg. Corp. Participating VRDN Series Merlots 01 A52, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	6,595	6,595
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Merrillville Multi School Bldg. Corp. Participating VRDN Series Putters 922, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 9,970	$ 9,970
North Daviess School Bldg. Corp. Participating VRDN Series ROC II R2203, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,630	6,630
Northwest Allen School Bldg. Corp. Participating VRDN Series PT 2610, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	9,850	9,850
Purdue Univ. Rev. Series 2004 S, 2.4%, VRDN (a)	2,825	2,825
Richmond Econ. Dev. Rev. (Friends Fellowship Cmnty. Proj.) Series 1997, 2.45%, LOC U.S. Bank NA, Minnesota, VRDN (a)	6,300	6,300
		82,965
Iowa - 0.1%
Des Moines Gen. Oblig. Participating VRDN Series PT 2268, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,345	3,345
Kansas - 0.2%
Overland Park Gen. Oblig. Participating VRDN Series SG 01 155, 2.37% (Liquidity Facility Societe Generale) (a)(e)	3,000	3,000
Wyandotte County-Kansas City Unified Govt. Util. Sys. Rev. Participating VRDN Series Putters 595, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,805	1,805
		4,805
Kentucky - 0.8%
Clark County Poll. Cont. Rev. Bonds (East Kentucky Pwr. Coop., Inc. Proj.) Series J2, 2.6%, tender 10/15/05 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)	3,515	3,514
Kentucky Tpk. Auth. Econ. Dev. Road Rev. Participating VRDN Series PT 2809, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,995	4,995
Louisville & Jefferson County Metropolitan Govt. Multi-family Hsg. Rev. (Waterford Place Apts. Proj.) 2.34%, LOC Freddie Mac, VRDN (a)	12,975	12,975
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 2.6% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (a)	1,350	1,350
		22,834
Louisiana - 0.4%
East Baton Rouge Parish Sales & Use Tax Participating VRDN Series PT 2037, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,050	4,050
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Louisiana - continued
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 3035, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	$ 5,805	$ 5,805
West Baton Rouge Parish Indl. District #3 Rev. Bonds (Dow Chemical Co. Proj.) Series 1991, 3% tender 8/16/05, CP mode	2,100	2,100
		11,955
Maine - 0.1%
Maine Tpk. Auth. Tpk. Rev. Participating VRDN:
Series EGL 00 1901, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	3,000	3,000
Series Putters 546, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,065	1,065
		4,065
Maryland - 0.9%
Baltimore County Gen. Oblig. 2.7% 8/10/05, CP	12,500	12,500
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 2.67% tender 8/24/05, LOC Wachovia Bank NA, CP mode	940	940
Maryland Dept. of Trans. Consolidated Trans. Rev. Participating VRDN Series PA 1259, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,300	3,300
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN:
Series MS 01 825, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	5,000	5,000
Series MS 829, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	1,895	1,895
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Participating VRDN Series PA 40, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	860	860
		24,495
Massachusetts - 0.2%
Massachusetts Gen. Oblig.:
Participating VRDN Series EGL 04 0005, 2.36% (Liquidity Facility Citibank NA) (a)(e)	4,200	4,200
Series 2001 C, 2.38% (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,000	2,000
		6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - 3.9%
Charlotte Hosp. Fin. Auth. Ltd. Oblig. Rev. (Hayes Green Beach Proj.) 2.41%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	$ 9,000	$ 9,000
Detroit City School District Participating VRDN:
Series PT 1581, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,495	6,495
Series PT 1844, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,945	3,945
Series PT 2158, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,475	2,475
Detroit Swr. Disp. Rev. Participating VRDN:
Series EGL 72005001, 2.37% (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Series Merlots 01 A103, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,200	1,200
Series SGB 47, 2.37% (Liquidity Facility Societe Generale) (a)(e)	5,110	5,110
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Putters 200, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,270	1,270
Ecorse Pub. School District Participating VRDN Series ROC II R7520, 2.37% (Liquidity Facility Citibank NA) (a)(e)	2,665	2,665
Grand Rapids San. Swr. Sys. Rev. Participating VRDN Series TOC 04 G, 2.36% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	6,400	6,400
Jackson County Hosp. Fin. Auth. Hosp. Rev. (W.A. Foote Mem. Hosp.) Series 2005 B, 2.35%, LOC Bank of Nova Scotia, New York Agcy., VRDN (a)	6,200	6,200
L'Anse Creuse Pub. Schools Participating VRDN Series Putters 927, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,495	5,495
Michigan Bldg. Auth. Rev. Participating VRDN:
Series EGL 01 2204, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	17,235	17,235
Series PT 2177, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,140	6,140
Series Stars 101, 2.36% (Liquidity Facility BNP Paribas SA) (a)(e)	1,700	1,700
Michigan Hosp. Fin. Auth. Hosp. Rev.:
Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB) (a)(e)(f)	7,700	7,700
Participating VRDN Series MS 1005, 2.33% (Liquidity Facility Morgan Stanley) (a)(e)	4,975	4,975
(Health Care Equip. Ln. Prog.):
Series B, 2.42%, LOC Standard Fed. Bank, VRDN (a)	1,200	1,200
2.42%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Michigan - continued
Michigan Muni. Bond Auth. Rev. RAN (Detroit School District Proj.) 3.75% 3/21/06, LOC JPMorgan Chase Bank	$ 1,285	$ 1,292
Sturgis Pub. School District Participating VRDN Series Putters 728, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,000	1,000
Wyandotte City School District Participating VRDN Series PT 1790, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,900	2,900
		110,397
Minnesota - 2.1%
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MT 120, 2.38% (Liquidity Facility Landesbank Hess-Thurngn (GTD)) (a)(e)	4,000	4,000
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,840	1,840
Series PT 2849, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	12,000	12,000
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	3,100	3,100
Series ROC II 99 4, 2.37% (Liquidity Facility Citibank NA) (a)(e)	1,750	1,750
Minnesota Higher Ed. Facilities Auth. (Gustavus Adolphus College Proj.) 2.36%, LOC Allied Irish Banks PLC, VRDN (a)	8,000	8,000
Minnesota Hsg. Fin. Agcy. Bonds Series 2005 D, 2.9% 5/18/06	7,400	7,400
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 2.38%, LOC Fannie Mae, VRDN (a)	2,350	2,350
Rochester Health Care Facilities Rev. Bonds (Mayo Foundation/Mayo Med. Ctr. Proj.) Series 2001 D, 2.73% tender 8/5/05, CP mode	8,000	8,000
Rockford Independent School District #883 Participating VRDN Series ROC II R30, 2.37% (Liquidity Facility Citibank NA) (a)(e)	5,115	5,115
South Washington County Independent School District #833 Participating VRDN Series ROC II R34, 2.37% (Liquidity Facility Citibank NA) (a)(e)	7,080	7,080
		60,635
Missouri - 0.5%
Missouri Board Pub. Bldgs. Spl. Oblig. Participating VRDN Series PT 1843, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,835	6,835
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (Bethesda Health Group Proj.) Series 2001 A, 2.35%, LOC U.S. Bank NA, Minnesota, VRDN (a)	$ 3,900	$ 3,900
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series EGL 02 6026, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	2,700	2,700
		13,435
Nebraska - 0.2%
Omaha Gen. Oblig. Participating VRDN:
Series EGL 00 2701, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	2,000	2,000
Series EGL 04 9, 2.37% (Liquidity Facility Citibank NA) (a)(e)	2,560	2,560
		4,560
Nevada - 1.3%
Clark County Gen. Oblig. Participating VRDN Series MS 993, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	4,342	4,342
Clark County Hwy. Impt. Rev. Series 2003 B:
2.7% 8/5/05, CP	15,000	15,000
2.85% 8/3/05, CP	10,000	10,000
Las Vegas New Convention & Visitors Auth. Rev. Participating VRDN Series Putters 802, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,185	4,185
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 2.37% (Liquidity Facility Societe Generale) (a)(e)	2,500	2,500
		36,027
New Hampshire - 0.3%
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Monadnock Cmnty. Hosp. Proj.) 2.36%, LOC Suntrust Bank, VRDN (a)	7,990	7,990
New Jersey - 3.4%
New Jersey Ctfs. of Prtn. Participating VRDN Series PT 2291, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,985	7,985
New Jersey Econ. Dev. Auth. Rev. Participating VRDN Series EGL 04 18 Class A, 2.36% (Liquidity Facility Citibank NA) (a)(e)	3,000	3,000
New Jersey Gen. Oblig. Participating VRDN:
Series EGL 03 5, 2.36% (Liquidity Facility Citibank NA, New York) (a)(e)	2,500	2,500
Series PT 2509, 2.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	8,080	8,080
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New Jersey - continued
New Jersey Gen. Oblig. Participating VRDN: - continued
Series ROC II R370, 2.36% (Liquidity Facility Citibank NA) (a)(e)	$ 2,745	$ 2,745
New Jersey Tpk. Auth. Tpk. Rev. Participating VRDN:
Series PA 613, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	16,000	16,000
Series PA 614, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,825	3,825
Series PT 2493, 2.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,495	7,495
Series PT 747, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,500	3,500
Series ROC II R6042, 2.36% (Liquidity Facility Citibank NA) (a)(e)	2,000	2,000
New Jersey Trans. Trust Fund Auth. Participating VRDN:
Series MS 963D, 2.35% (Liquidity Facility Morgan Stanley) (a)(e)	2,390	2,390
Series PT 1204, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	1,500	1,500
Series PT 1751, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,000	3,000
Series PT 2402, 2.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	14,820	14,820
Series Stars 133, 2.36% (Liquidity Facility BNP Paribas SA) (a)(e)	16,000	16,000
Rutgers State Univ. Rev. Participating VRDN Series MS 971, 2.35% (Liquidity Facility Morgan Stanley) (a)(e)	1,680	1,680
		96,520
New York - 5.2%
Long Island Pwr. Auth. Elec. Sys. Rev. Participating VRDN Series PA 996, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,345	6,345
Metropolitan Trans. Auth. Rev. Participating VRDN Series PA 1083, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	13,545	13,545
New York City Gen. Oblig. Participating VRDN Series ROC II R251, 2.4% (Citigroup Global Markets Hldgs., Inc. Guaranteed) (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,800	3,800
New York City Hsg. Dev. Corp. Multi-family Rev. Series A, 2.35%, LOC Fleet Nat'l. Bank, VRDN (a)	8,000	8,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York City Indl. Dev. Agcy. Rev. (One Bryant Park LLC Proj.) Series A, 2.4%, LOC Bank of America NA, LOC Bank of New York, New York, VRDN (a)	$ 6,100	$ 6,100
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN:
Series EGL 04 15, 2.36% (Liquidity Facility Citibank NA) (a)(e)	25,175	25,175
Series EGL 04 33 Class A, 2.36% (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series MS 1071, 2.34% (Liquidity Facility Morgan Stanley) (a)(e)	10,965	10,965
Series PA 1307, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,150	4,150
Series PA 523, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	14,000	14,000
Series 6, 2.85% 8/18/05 (Liquidity Facility Landesbank Baden-Wuert (GTD)) (Liquidity Facility Landesbank Hess-Thurngn (GTD)), CP	3,000	3,000
New York State Dorm. Auth. Revs. Participating VRDN Series PT 2592, 2.36% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,515	7,515
New York State Thruway Auth. Hwy. & Bridge Trust Fund Participating VRDN Series MS 00 368, 2.34% (Liquidity Facility Morgan Stanley) (a)(e)	1,460	1,460
New York Transitional Fin. Auth. Rev.:
Participating VRDN Series MSDW 00 319, 2.34% (Liquidity Facility Morgan Stanley) (a)(e)	3,760	3,760
Series 2003 2D, 2.25% (Liquidity Facility Lloyds TSB Bank PLC), VRDN (a)	31,800	31,800
		148,115
Non State Specific - 0.1%
Clipper Tax-Exempt Ctfs. Trust Participating VRDN Series Clipper 05 7, 2.45% (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(e)	2,500	2,500
North Carolina - 1.6%
Charlotte Wtr. & Swr. Sys. Rev. 2.8% 2/28/06 (Liquidity Facility Wachovia Bank NA), CP	2,000	2,000
North Carolina Cap. Facilities Fin. Agcy. Cap. Facilities Rev. (Guilford College Proj.) Series A, 2.35%, LOC Branch Banking & Trust Co., VRDN (a)	8,075	8,075
North Carolina Cap. Facilities Fin. Agcy. Ed. Facilities Rev. (Campbell Univ. Proj.) 2.35%, LOC Branch Banking & Trust Co., VRDN (a)	5,900	5,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Student Rev. (Wolfpack Club Student Hsg. Fund LLC Proj.) Series A, 2.35%, LOC Wachovia Bank NA, VRDN (a)	$ 7,300	$ 7,300
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series MS 955 D, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	2,000	2,000
North Carolina Gen. Oblig. Participating VRDN:
Series EGL 720051001, 2.37% (Liquidity Facility Citibank NA) (a)(e)	3,370	3,370
Series PT 2115, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,435	5,435
Winston-Salem Wtr. & Swr. Sys. Rev. Series 2002 C, 2.38% (Liquidity Facility Dexia Cr. Local de France), VRDN (a)	10,980	10,980
		45,060
Ohio - 1.8%
Bellefontaine Healthcare Facilities Rev. (High Point Reg'l. Cancer Ctr. Proj.) 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,910	3,910
Cuyahoga County Rev. (Cleveland Clinic Health Sys. Obligated Group Prog.):
Sub Series B1, 2.38%, VRDN (a)	14,000	14,000
Sub Series B3, 2.38%, VRDN (a)	2,100	2,100
Ohio Gen. Oblig. Participating VRDN Series Putters 02 306, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	12,580	12,580
Ohio Higher Edl. Facility Commission Rev.:
(Pooled Fing. Prog.):
Series 2003 B, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	5,000	5,000
Series 2004 B, 2.35%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	2,600	2,600
(The College of Mount Saint Joseph Proj.) 2.36%, LOC Fifth Third Bank, Cincinnati, VRDN (a)	3,060	3,060
Ohio Wtr. Dev. Auth. Rev. Participating VRDN Series MS 1118, 2.36% (Liquidity Facility RaboBank Nederland Coop. Central) (a)(e)	2,590	2,590
Stow Gen. Oblig. BAN 3.5% 5/11/06	5,845	5,875
		51,715
Oklahoma - 0.5%
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 2.36% (AMBAC Insured), VRDN (a)	13,500	13,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Oregon - 0.8%
Oregon Dept. Administrative Svcs. Ctfs. of Prtn. Participating VRDN:
Series PT 1435, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	$ 6,500	$ 6,500
Series Putters 876, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Oregon Health and Science Univ. Spl. Rev. (OHSU Med. Group Proj.) Series 2004 A, 2.36%, LOC Bank of New York, New York, LOC California Teachers Retirement Sys., VRDN (a)	8,900	8,900
Port Morrow Poll. Cont. Rev. Participating VRDN Series FRRI 03 F4J, 2.5% (Lehman Brothers Hldgs., Inc. Guaranteed) (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	4,300	4,300
		21,700
Pennsylvania - 5.6%
Allegheny County Indl. Dev. Auth. Rev.:
(United Jewish Federation Proj.) Series 1996 A, 2.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,800	2,800
(UPMC Children's Hosp. Proj.) Series 2004 A, 2.45%, VRDN (a)	5,600	5,600
(UPMC Health Sys. Proj.) Series 2002 C, 2.35%, LOC Comerica Bank, Detroit, VRDN (a)	2,885	2,885
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Participating VRDN Series EGL 95 3503, 2.36% (Liquidity Facility Citibank NA, New York) (a)(e)	17,100	17,100
Chester County Health & Ed. Facilities Auth. Retirement Cmnty. Rev. (Kendal-Crosslands Communities Proj.) Series 2003, 2.37%, LOC Allied Irish Banks PLC, VRDN (a)	5,000	5,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 2.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	2,400	2,400
Middletown Area School District Gen. Oblig. 2.35% (FSA Insured), VRDN (a)	11,900	11,900
Montgomery County Higher Ed. & Health Auth. Rev. (Liberty Lutheran Svcs. Proj.) 2.34%, LOC Fleet Nat'l. Bank, VRDN (a)	3,200	3,200
Montgomery County Indl. Dev. Auth. Poll. Cont. Rev. (Gaudenzia Foundation, Inc. Prog.) 2.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,110	4,110
North Pennsylvania Wtr. Auth. Wtr. Rev. Participating VRDN Series SGA 30, 2.37% (Liquidity Facility Societe Generale) (a)(e)	5,700	5,700
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Pennsylvania - continued
Pennsylvania Higher Edl. Facilities Auth. (Washington & Jefferson Dev. Corp. Proj.) Series A, 2.37%, LOC Unicredito Italiano Spa, VRDN (a)	$ 4,500	$ 4,500
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(King's College Proj.) Series 2001 H6, 2.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	4,800	4,800
(Messiah College Proj.) Series 2001 14, 2.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	900	900
(Student Assoc., Inc. Proj.) Series A, 2.35%, LOC Citizens Bank of Pennsylvania, VRDN (a)	2,900	2,900
Pennsylvania Pub. School Bldg. Auth. School Rev. Participating VRDN:
Series MS 958, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	2,750	2,750
Series Putters 371Z, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,900	3,900
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Participating VRDN Series ROC II R1005, 2.36% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	1,685	1,685
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series AAB 04 9, 2.36%, tender 8/5/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	9,900	9,900
Participating VRDN Series 04 29 Class A, 2.36% (Liquidity Facility Citibank NA) (a)(e)	5,000	5,000
Philadelphia Gen. Oblig. Participating VRDN Series MS 01 751, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	5,330	5,330
Philadelphia School District:
Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility DEPFA BANK PLC) (a)(e)(f)	19,265	19,265
Participating VRDN Series PT 2793, 2.36% (Liquidity Facility Dexia Cr. Local de France) (a)(e)	7,035	7,035
Scranton-Lackawanna Health & Welfare Auth. Rev. 2.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	18,500	18,500
Wilkes Barre Gen. Oblig. Series 2004 B, 2.37%, LOC PNC Bank NA, Pittsburgh, VRDN (a)	10,800	10,800
		157,960
South Carolina - 1.3%
Horry County School District Participating VRDN Series PT 2033, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,730	3,730
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev. (Allen Univ. Proj.) 2.39%, LOC Bank of America NA, VRDN (a)	1,200	1,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
South Carolina - continued
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (MUFC Central Energy Plant Proj.) 2.34%, LOC Bank of America NA, VRDN (a)	$ 16,700	$ 16,700
South Carolina Jobs Econ. Dev. Auth. Health Facilities Rev. (The Methodist Home Proj.) Series 1994, 2.39%, LOC Bank of America NA, VRDN (a)	8,000	8,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series ROC II R6007, 2.37% (Liquidity Facility Citibank NA) (a)(e)	4,560	4,560
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 2.7% tender 10/4/05, CP mode	3,200	3,200
		37,390
Tennessee - 2.0%
Bristol Health & Edl. Facilities Board Rev. Participating VRDN Series LB 03 L42J, 2.4% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(e)	14,800	14,800
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 2.34%, LOC Freddie Mac, VRDN (a)	18,945	18,945
Metropolitan Govt. Nashville & Davidson County Participating VRDN Series ROC II R2201, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,110	2,110
Metropolitan Govt. Nashville & Davidson County Health & Edl. Facilities Board Rev. 2.7% 9/16/05, CP	5,000	5,000
Metropolitan Govt. Nashville & Davidson County Indl. Rev. (Ridgelake Apts. Proj.) 2.34%, LOC Freddie Mac, VRDN (a)	13,425	13,425
Rutherford County Gen. Oblig. Participating VRDN Series Putters 643, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
		56,280
Texas - 19.3%
Arlington Gen. Oblig. Participating VRDN Series Putters 760, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,970	2,970
Bexar County Health Facilities Dev. Corp. Rev. (Warm Springs Rehabilitation Proj.) Series 1997, 2.4%, LOC JPMorgan Chase Bank, VRDN (a)	1,300	1,300
Board of Regents of The Univ. of Texas Sys. Permanent Univ. Fund Participating VRDN Series Putters 517, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,995	4,995
Boerne Independent School District Participating VRDN Series Putters 626, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,200	3,200
Brazos River Hbr. Navigation Brazoria County Envir. Facilities Rev. (Dow Chemical Co. Proj.) Series B1, 2.42%, VRDN (a)	2,600	2,600
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Carrollton-Farmers Branch Independent School District Bonds Series 1996, 5.7% 2/15/15 (Pre-Refunded to 2/15/06 @ 100) (d)	$ 4,080	$ 4,142
Corpus Christi Gen. Oblig. Participating VRDN Series PT 2105, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,855	4,855
Corsicana Independent School District Participating VRDN Series DB 111, 2.37% (Liquidity Facility Deutsche Bank AG) (a)(e)	5,100	5,100
Crowley Independent School District Participating VRDN Series PT 3039, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,115	7,115
Dallas Area Rapid Transit Sales Tax Rev. Series 2001, 2.9% 11/2/05 (Liquidity Facility Bayerische Landesbank Girozentrale) (Liquidity Facility WestLB AG), CP	2,400	2,400
Dallas Independent School District Participating VRDN:
Series EGL 7050034, Class A, 2.37% (Liquidity Facility Citibank NA) (a)(e)	2,800	2,800
Series PT 2210, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,345	7,345
Denton County Lewisville Independent School District Participating VRDN Series SGA 134, 2.39% (Liquidity Facility Societe Generale) (a)(e)	1,290	1,290
Denton Independent School District Participating VRDN Series MS 451, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	4,015	4,015
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 2.39% (Liquidity Facility Societe Generale) (a)(e)	1,000	1,000
Duncanville Independent School District Participating VRDN Series SGA 149, 2.39% (Liquidity Facility Societe Generale) (a)(e)	4,000	4,000
Granbury Independent School District Participating VRDN Series SG 129, 2.37% (Liquidity Facility Societe Generale) (a)(e)	4,815	4,815
Harlandale Independent School District Participating VRDN Series Putters 524, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,720	2,720
Harris County Cultural Ed. Facilities Fin. Corp. Rev. (Houston Music Hall-Hobby Ctr. Proj.) Series 1999, 2.4%, LOC JPMorgan Chase Bank, VRDN (a)	700	700
Harris County Flood District Cont. Ctfs. of Prtn. Series F:
2.25% 8/1/05, LOC Landesbank Hess-Thurngn (GTD), CP	5,480	5,480
2.55% 9/6/05, LOC Landesbank Hess-Thurngn (GTD), CP	2,000	2,000
Harris County Gen. Oblig. Participating VRDN:
Series EGL 01 4305, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	6,900	6,900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Harris County Gen. Oblig. Participating VRDN: - continued
Series MSTC 01 126 Class A, 2.36% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	$ 26,000	$ 26,000
Series Putters 505, 2.37% (Liquidity Facility PNC Bank NA, Pittsburgh) (a)(e)	10,655	10,655
Harris County-Houston Sports Auth. Spl. Rev. (Rodeo Proj.) Series 2001 C, 2.4% (MBIA Insured), VRDN (a)	3,400	3,400
Hays Consolidated Independent School District Participating VRDN Series PT 2462, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,530	3,530
HFDC of Central Texas, Inc. Rev. (Villa de San Antonio Proj.) 2.37%, LOC KBC Bank NV, VRDN (a)	6,500	6,500
Houston Arpt. Sys. Rev. Participating VRDN:
Series EGL 00 4307, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	9,000	9,000
Series SG 03 161, 2.37% (Liquidity Facility Societe Generale) (a)(e)	1,400	1,400
Houston Cmnty. College Sys. Rev. Participating VRDN:
Series Putters 380, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,495	5,495
Series ROC II 2084, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	2,505	2,505
Houston Gen. Oblig.:
Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC) (a)(e)(f)	8,200	8,200
Participating VRDN Series ROC II R242, 2.37% (Liquidity Facility Citibank NA) (a)(e)	3,875	3,875
Series 2004 F, 2.5% 8/15/05 (Liquidity Facility DEPFA BANK PLC), CP	3,200	3,200
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. Participating VRDN Series SG 139, 2.37% (Liquidity Facility Societe Generale) (a)(e)	3,100	3,100
Houston Independent School District:
Bonds 2.77%, tender 6/14/06 (Permanent School Fund of Texas Guaranteed) (a)	9,000	9,000
Participating VRDN Series TOC 05 F, 2.36% (Liquidity Facility Goldman Sachs Group, Inc.) (a)(e)	10,395	10,395
Houston Util. Sys. Rev. Participating VRDN:
Series Merlots 04 C37, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	9,125	9,125
Series PT 2243, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	7,140	7,140
Series Putters 527, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,160	3,160
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Houston Wtr. & Swr. Sys. Rev. Participating VRDN Series SG 120, 2.37% (Liquidity Facility Societe Generale) (a)(e)	$ 2,000	$ 2,000
Hunt Memorial Hosp. District Rev. Series 1998, 2.39% (FSA Insured), VRDN (a)	4,670	4,670
Katy Independent School District Series 2004 C, 2.33% (Permanent School Fund of Texas Guaranteed), VRDN (a)	7,800	7,800
Lower Colorado River Auth. Transmission Contract Rev. Participating VRDN:
Series MS 1082, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	5,743	5,743
Series PT 1818, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,240	4,240
Mansfield Independent School District Participating VRDN Series Putters 704, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,000	2,000
Montgomery County Muni. Util. District #46 Participating VRDN Series Putters 548, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	1,720	1,720
Northside Independent School District Participating VRDN Series PT 2329, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	4,640	4,640
Pearland Independent School District Participating VRDN Series SG 106, 2.37% (Liquidity Facility Societe Generale) (a)(e)	500	500
Pflugerville Independent School District Participating VRDN Series MS 1058, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	4,000	4,000
Plano Independent School District Participating VRDN Series SGA 128, 2.39% (Liquidity Facility Societe Generale) (a)(e)	1,680	1,680
Princeton Independent School District Participating VRDN Series SGB 02 41A, 2.37% (Liquidity Facility Societe Generale) (a)(e)	1,250	1,250
Red River Ed. Fin. Corp. Ed. Rev. Participating VRDN Series SGA 109, 2.39% (Liquidity Facility Societe Generale) (a)(e)	7,070	7,070
Round Rock Gen. Oblig. Participating VRDN Series ROC II R2135, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	6,630	6,630
San Antonio Elec. & Gas Systems Rev.:
Participating VRDN:
Series MS 00 469, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	9,995	9,995
Series SG 101, 2.37% (Liquidity Facility Societe Generale) (a)(e)	2,700	2,700
Series SG 104, 2.37% (Liquidity Facility Societe Generale) (a)(e)	12,250	12,250
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
San Antonio Elec. & Gas Systems Rev.: - continued
Participating VRDN:
Series SG 105, 2.37% (Liquidity Facility Societe Generale) (a)(e)	$ 11,700	$ 11,700
Series Stars 112, 2.37% (Liquidity Facility BNP Paribas SA) (a)(e)	1,040	1,040
2.4% (Liquidity Facility Bank of America NA), VRDN (a)	20,275	20,275
San Antonio Independent School District Bonds Series AAB 01 28, 2.37%, tender 8/5/05 (Liquidity Facility ABN-AMRO Bank NV) (a)(e)	1,400	1,400
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series Merlots 00 VV, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,000	1,000
Series 2001 A, 2.9% 11/2/05 (Liquidity Facility Bank of America NA), CP	6,400	6,400
Socorro Independent School District Participating VRDN:
Series EGL 00 4306, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	5,805	5,805
Series PT 2654, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,390	10,390
Splendora Higher Ed. Facilities Corp. Rev. (Fellowship Christian Academy Proj.) 2.39%, LOC Bank of America NA, VRDN (a)	2,900	2,900
Spring Independent School District Participating VRDN Series MT 82, 2.37% (Liquidity Facility BNP Paribas SA) (a)(e)	5,945	5,945
Sunnyvale School District Participating VRDN Series Putters 619, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,615	3,615
Tarrant Reg'l. Wtr. District Wtr. Rev. Participating VRDN Series PT 976, 2.37% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	7,995	7,995
Texas Gen. Oblig.:
Participating VRDN:
Series DB 154, 2.37% (Liquidity Facility Deutsche Bank AG) (a)(e)	10,775	10,775
Series EGL 03 0026, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	4,800	4,800
Series PT 3018, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,515	5,515
TRAN 3% 8/31/05	99,575	99,598
Texas Pub. Fin. Auth.:
Series 2002 A:
2.5% 8/5/05 (Liquidity Facility Texas Gen. Oblig.), CP	8,000	8,000
2.5% 8/12/05 (Liquidity Facility Texas Gen. Oblig.), CP	3,500	3,500
Series 2002 B, 2.75% 8/10/05 (Liquidity Facility Texas Gen. Oblig.), CP	8,500	8,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Texas Pub. Fin. Auth. Rev. Bonds Series 2003 C1, 2.78% tender 8/19/05 (Liquidity Facility Texas Comptroller Pub. Accounts), CP mode	$ 8,000	$ 8,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series PT 833, 2.37% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	4,045	4,045
Tyler Wtrwks. & Swr. Rev. Participating VRDN Series SGA 112, 2.36% (Liquidity Facility Societe Generale) (a)(e)	10,000	10,000
Univ. of Texas Univ. Revs.:
Participating VRDN Series Putters 581, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	3,890	3,890
Series 2002 A, 2.55% 9/1/05 (Liquidity Facility Utmico), CP	10,425	10,425
Waxahachie Independent School District Participating VRDN Series Merlots 04 C19, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	5,150	5,150
		546,973
Utah - 2.0%
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Bonds:
Series 1985 E2, 2.72%, tender 12/1/05 (AMBAC Insured) (a)	6,000	6,000
Series F, 2.73%, tender 12/1/05 (AMBAC Insured) (a)	7,000	7,000
Participating VRDN:
Series EGL 96 C4402 Class A, 2.37% (Liquidity Facility Citibank NA, New York) (a)(e)	4,000	4,000
Series MS 00 409, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	1,535	1,535
Series MS 175, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	16,495	16,495
Series 1997 B2, 2.5% 9/1/05 (Liquidity Facility Bank of Nova Scotia), CP	2,000	2,000
Saint George Elec. Rev. Participating VRDN Series Putters 917, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	5,630	5,630
Salt Lake County Hosp. Rev. Participating VRDN Series PT 1467, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	6,325	6,325
Utah Muni. Pwr. Agcy. Elec. Sys. Rev. Participating VRDN Series PT 1813, 2.38% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	2,490	2,490
Utah Wtr. Fin. Agcy. Rev. Participating VRDN Series PT 1976, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,155	5,155
		56,630
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Vermont - 0.2%
Vermont Edl. & Health Bldgs. Fing. Agcy. Rev. (Gifford Med. Ctr. Proj.) Series A, 2.35%, LOC Suntrust Bank, VRDN (a)	$ 4,900	$ 4,900
Virginia - 2.2%
Chesapeake Bay Bridge & Tunnel Commission District Rev. Participating VRDN Series Merlots A39, 2.37% (Liquidity Facility Wachovia Bank NA) (a)(e)	1,975	1,975
Chesterfield County Indl. Dev. Auth. Rev. Participating VRDN Series PT 886, 2.42% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	1,300	1,300
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
2.66% tender 8/1/05, CP mode	3,700	3,700
2.7% tender 9/21/05, CP mode	4,000	4,000
2.71% tender 9/6/05, CP mode	2,400	2,400
2.77% tender 10/3/05, CP mode	1,000	1,000
Series 1987, 2.9% tender 8/10/05, CP mode	500	500
Norfolk Indl. Dev. Auth. Rev. (Children's Hosp. of the King's Daughters, Inc. Proj.) 2.34%, LOC Wachovia Bank NA, VRDN (a)	4,695	4,695
Norfolk Redev. & Hsg. Auth. Rev. (Old Dominion Univ. Real Estate Foundation Univ. Village Student Hsg. Proj.) Series 2003 A, 2.34%, LOC Bank of America NA, VRDN (a)	5,370	5,370
Peninsula Ports Auth. Health Sys. Rev. (Riverside Health Sys. Proj.) 2.4%, VRDN (a)	26,225	26,225
Tobacco Settlement Fing. Corp. Participating VRDN Series PA 1303, 2.41% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	10,000	10,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN Series MS 01 721, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	2,300	2,300
		63,465
Washington - 4.0%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series Putters 781, 2.37% (Liquidity Facility Dresdner Bank AG) (a)(e)	6,400	6,400
Central Puget Sound Reg'l. Trans. Auth. Sales Tax & Motor Vehicle Excise Tax Rev. Participating VRDN Series MSTC 00 101, 2.36% (Liquidity Facility Bear Stearns Companies, Inc.) (a)(e)	9,795	9,795
Energy Northwest Elec. Rev. Participating VRDN:
Series DB 100, 2.37% (Liquidity Facility Deutsche Bank AG) (a)(e)	2,740	2,740
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Energy Northwest Elec. Rev. Participating VRDN: - continued
Series PT 734, 2.37% (Liquidity Facility Svenska Handelsbanken AB) (a)(e)	$ 7,000	$ 7,000
Series ROC II R152, 2.37% (Liquidity Facility Citibank NA) (a)(e)	2,230	2,230
Series ROC II R3012, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	9,875	9,875
King County Gen. Oblig. Participating VRDN Series ROC II R1028, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	5,315	5,315
King County Rural Library District Participating VRDN Series Putters 1015, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,665	5,665
King County School District #401 Highline Pub. Schools Participating VRDN Series Putters 526, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,985	2,985
King County Swr. Rev. Participating VRDN Series MS 01 554, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	5,000	5,000
Pierce County School District #10 Tacoma Bonds Series MT 144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas SA) (a)(e)(f)	10,940	10,940
Port of Seattle Rev.:
Series 2001 A1, 2.5% 8/5/05, LOC Bank of America NA, CP	2,000	2,000
2.5% 8/5/05, LOC Bank of America NA, CP	675	675
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)(f)	3,960	3,960
Tulalip Tribes of The Tulalip Reservation Spl. Rev. 2.36%, LOC Bank of America NA, VRDN (a)	11,000	11,000
Washington Gen. Oblig. Participating VRDN:
Series PT 2095, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	3,885	3,885
Series PT 2562, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,920	5,920
Series PT 2752, 2.37% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(e)	5,280	5,280
Series Putters 509, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,470	5,470
Series SGA 35, 2.39% (Liquidity Facility Societe Generale) (a)(e)	1,000	1,000
Series SGB 09, 2.37% (Liquidity Facility Societe Generale) (a)(e)	900	900
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Gen. Oblig. Participating VRDN: - continued
Series SGB 11, 2.37% (Liquidity Facility Societe Generale) (a)(e)	$ 4,595	$ 4,595
Washington Hsg. Fin. Commission Nonprofit Rev. (United Way King County Proj.) 2.39%, LOC Bank of America NA, VRDN (a)	2,300	2,300
		114,930
West Virginia - 0.3%
West Virginia Univ. Revs. Participating VRDN:
Series Putters 698, 2.37% (Liquidity Facility JPMorgan Chase & Co.) (a)(e)	2,395	2,395
Series ROC II R4067, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	4,695	4,695
		7,090
Wisconsin - 2.1%
Milwaukee County Gen. Oblig. RAN Series M5, 4% 9/1/05	2,800	2,803
Milwaukee Swr. Rev. Participating VRDN Series ROC II R4500, 2.37% (Liquidity Facility Citigroup Global Markets Hldgs., Inc.) (a)(e)	3,570	3,570
Wisconsin Gen. Oblig. Participating VRDN:
Series MS 900, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	2,495	2,495
Series MS 901, 2.36% (Liquidity Facility Morgan Stanley) (a)(e)	5,245	5,245
Series PT 967, 2.37% (Liquidity Facility Lloyds TSB Bank PLC) (a)(e)	8,925	8,925
Wisconsin Health & Edl. Facilities Auth. Rev. Participating VRDN:
Series PT 917, 2.37% (Liquidity Facility Landesbank Hess-Thurngn (GTD)) (a)(e)	13,515	13,515
Series Putters 399, 2.37% (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,245	3,245
Wisconsin Trans. Rev. Series 1997 A, 2.6% 8/5/05, CP	20,000	20,000
		59,798
Municipal Securities - continued
	Shares	Value (000s)
Other - 1.0%
Fidelity Tax-Free Cash Central Fund, 2.36% (b)(c)	27,952,800	$ 27,953
TOTAL INVESTMENT PORTFOLIO - 95.0%		2,698,947
NET OTHER ASSETS - 5.0%		142,604
NET ASSETS - 100%		$ 2,841,551
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent quarter end is available upon request.

(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $52,880,000 or 1.9% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Houston Gen. Oblig. Bonds Series PT 969, 2.95%, tender 7/20/06 (Liquidity Facility DEPFA BANK PLC)	5/27/04 - 1/28/05	$ 8,200
Larimer County School District #R1, Poudre Bonds Series ROC II R4535, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 2,815
Michigan Hosp. Fin. Auth. Hosp. Rev. Bonds Series PT 732, 2.95%, tender 7/20/06 (Liquidity Facility Svenska Handelsbanken AB)	5/29/03 - 12/29/03	$ 7,700
Philadelphia School District Bonds Series MT 135, 2.85%, tender 6/15/06 (Liquidity Facility DEPFA BANK PLC)	5/27/05 - 6/16/05	$ 19,265
Security	Acquisition Date	Cost (000s)
Pierce County School District #10 Tacoma Bonds Series MT 144, 2.95%, tender 7/20/06 (Liquidity Facility BNP Paribas SA)	6/30/05	$ 10,940
Spokane Pub. Facilities District Hotel/Motel Tax & Sales/Use Tax Rev. Bonds Series ROC II R2041, 1.7%, tender 8/4/05 (Liquidity Facility Citigroup Global Markets Hldgs., Inc.)	7/30/04	$ 3,960
Income Tax Information
At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $2,698,947,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

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Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Prime Fund

July 31, 2005

1.804883.101

MM-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.0%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Morgan Stanley
4/15/06	3.90%	$ 5,000	$ 5,070
Certificates of Deposit - 26.0%

Domestic Certificates Of Deposit - 0.7%
Washington Mutual Bank, California
8/9/05	3.20	30,000	30,000
8/18/05	3.17	60,000	60,000
			90,000
London Branch, Eurodollar, Foreign Banks - 13.5%
ABN-AMRO Bank NV
8/8/05	3.17	225,000	225,000
Calyon
3/31/06	3.88	50,000	50,000
7/18/06	4.00	50,000	50,000
Credit Agricole SA
7/17/06	4.00	45,000	45,000
7/18/06	4.00	50,000	50,000
7/19/06	4.00	50,000	50,000
Credit Industriel et Commercial
8/1/05	3.03	75,000	75,000
8/3/05	3.05	45,000	45,000
8/8/05	3.08	50,000	50,000
8/11/05	3.09	110,000	110,000
9/12/05	3.30	65,000	65,000
9/16/05	3.38	100,000	100,000
4/20/06	3.95	50,000	50,000
Deutsche Bank AG
9/13/05	3.30	100,000	100,000
Dresdner Bank AG
10/24/05	3.51	105,000	105,000
Royal Bank of Scotland PLC
8/9/05	3.31	250,000	250,000
Societe Generale
8/11/05	3.20	180,000	180,000
9/16/05	3.40	25,000	24,997
12/22/05	3.00	25,000	25,000
			1,649,997
Certificates of Deposit - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
New York Branch, Yankee Dollar, Foreign Banks - 11.8%
Bank of Tokyo-Mitsubishi Ltd.
8/9/05	3.18%	$ 155,000	$ 155,000
Calyon
8/5/05	3.35	50,000	49,999
Canadian Imperial Bank of Commerce
8/15/05	3.45 (b)	85,000	85,000
Credit Suisse First Boston New York Branch
8/19/05	3.40 (b)	65,000	65,000
8/29/05	3.47	180,000	180,000
10/19/05	3.58 (b)	75,000	75,000
Deutsche Bank AG
9/5/05	3.31 (b)	75,000	75,000
Dexia Credit Local de France
9/20/05	3.56	300,000	299,994
Mizuho Corporate Bank Ltd.
8/5/05	3.21	50,000	50,000
9/15/05	3.57	49,000	49,000
Skandinaviska Enskilda Banken AB
10/6/05	3.50 (b)	150,000	149,979
Toronto-Dominion Bank
4/7/06	3.86	50,000	50,000
4/18/06	3.92	50,000	50,000
Unicredito Italiano Spa
8/12/05	3.18 (b)	20,000	20,000
8/12/05	3.20 (b)	95,000	94,989
			1,448,961
TOTAL CERTIFICATES OF DEPOSIT			3,188,958
Commercial Paper - 25.6%

Bank of America Corp.
8/5/05	3.13	105,000	104,964
Barclays U.S. Funding Corp.
8/31/05	3.29	100,000	99,728
9/6/05	3.32	100,000	99,671
Beta Finance, Inc.
8/8/05	3.17 (a)	25,000	24,985
Capital One Multi-Asset Execution Trust
9/13/05	3.38	10,000	9,960
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Capital One Multi-Asset Execution Trust - continued
10/12/05	3.55%	$ 5,000	$ 4,965
Charta LLC
8/2/05	3.26	35,000	34,997
Citibank Credit Card Master Trust I (Dakota Certificate Program)
8/8/05	3.30	21,000	20,987
Emerald (MBNA Credit Card Master Note Trust)
8/10/05	3.28	20,000	19,984
8/11/05	3.32	44,120	44,080
9/7/05	3.45	70,000	69,753
9/27/05	3.47	45,000	44,755
9/28/05	3.51	15,000	14,916
9/29/05	3.53	45,000	44,742
10/4/05	3.55	60,000	59,625
10/11/05	3.60	5,000	4,965
10/25/05	3.63	30,000	29,745
Eurohypo AG
10/3/05	3.51	40,000	39,757
FCAR Owner Trust
8/15/05	3.31	100,000	99,872
9/15/05	3.29	53,000	52,785
9/16/05	3.39	50,000	49,785
10/4/05	3.35	5,000	4,971
General Electric Capital Corp.
9/6/05	3.17	50,000	49,844
Giro Funding US Corp.
8/9/05	3.31	85,000	84,938
8/15/05	3.37	8,683	8,672
10/17/05	3.58	37,850	37,563
Grampian Funding LLC
8/22/05	3.22	55,000	54,898
9/9/05	3.20	90,000	89,693
Market Street Funding Corp.
9/20/05	3.51	20,000	19,903
Motown Notes Program
8/1/05	3.28	8,000	8,000
8/10/05	3.22	20,000	19,984
8/11/05	3.23	35,000	34,969
8/15/05	3.38	35,000	34,954
8/22/05	3.28	45,000	44,915
8/23/05	3.28	10,000	9,980
8/26/05	3.31	24,800	24,744
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Motown Notes Program - continued
9/1/05	3.31%	$ 15,000	$ 14,958
9/1/05	3.32	10,000	9,972
9/8/05	3.37	25,000	24,912
9/9/05	3.47	39,300	39,153
9/12/05	3.47	50,000	49,799
9/13/05	3.38	5,000	4,980
9/19/05	3.50	30,000	29,858
9/21/05	3.52	10,000	9,950
9/21/05	3.53	15,000	14,925
10/5/05	3.53	15,000	14,905
Newcastle (Discover Card Master Trust)
8/2/05	3.29	55,000	54,995
8/8/05	3.27	10,000	9,994
8/8/05	3.30	20,000	19,987
8/10/05	3.31	25,000	24,979
8/22/05	3.46	25,000	24,950
9/22/05	3.58	20,000	19,897
Newport Funding Corp.
9/19/05	3.24	50,000	49,783
Paradigm Funding LLC
8/9/05	3.28	50,000	49,964
8/10/05	3.29	20,000	19,984
9/19/05	3.40	140,000	139,358
10/7/05	3.51	30,000	29,806
Park Granada LLC
8/2/05	3.30	35,000	34,997
8/8/05	3.31	60,000	59,962
8/9/05	3.20	25,000	24,982
8/9/05	3.31	55,000	54,960
8/9/05	3.32	133,000	132,902
8/11/05	3.33	65,177	65,117
9/2/05	3.42	85,000	84,743
9/6/05	3.43	15,000	14,949
9/12/05	3.45	50,000	49,800
9/20/05	3.51	9,000	8,956
9/29/05	3.50	40,000	39,773
Park Sienna LLC
8/2/05	3.31	15,246	15,245
8/3/05	3.31	20,000	19,996
Sheffield Receivables Corp.
8/8/05	3.31	30,000	29,981
Commercial Paper - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Sigma Finance, Inc.
9/19/05	3.40% (a)	$ 23,500	$ 23,392
10/5/05	3.51 (a)	20,000	19,874
Strand Capital LLC
8/10/05	3.33	35,000	34,971
9/19/05	3.46	8,000	7,963
9/21/05	3.46	30,000	29,854
11/7/05	3.63	10,000	9,902
11/14/05	3.69	35,000	34,627
Stratford Receivables Co. LLC
8/4/05	3.33	35,000	34,990
8/5/05	3.31	40,000	39,985
8/5/05	3.32	30,000	29,989
Thames Asset Global Securities No. 1, Inc.
8/15/05	3.37	44,000	43,943
Three Rivers Funding Corp.
8/17/05	3.38	10,000	9,985
Toyota Motor Credit Corp.
9/7/05	3.18	19,000	18,939
TOTAL COMMERCIAL PAPER			3,134,935
Master Notes - 3.0%

Bear Stearns Companies, Inc.
9/12/05	3.34 (d)	48,000	48,000
Goldman Sachs Group, Inc.
8/8/05	3.39 (b)(d)	32,000	32,000
8/11/05	3.30 (b)(d)	133,000	133,000
8/11/05	3.40 (b)(d)	7,000	7,000
8/15/05	3.43 (b)(d)	69,000	69,000
1/9/06	3.69 (d)	80,000	80,000
TOTAL MASTER NOTES			369,000
Medium-Term Notes - 20.9%

Allstate Life Global Funding II
8/8/05	3.36 (a)(b)	10,000	10,000
8/15/05	3.41 (a)(b)	10,000	10,000
8/15/05	3.42 (a)(b)	10,000	10,000
8/30/05	3.47 (a)(b)	10,000	10,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
American Express Credit Corp.
8/5/05	3.42% (b)	$ 50,000	$ 50,004
ASIF Global Financing XXX
8/23/05	3.45 (a)(b)	55,000	55,000
Australia & New Zealand Banking Group Ltd.
8/23/05	3.44 (a)(b)	40,000	40,000
Bayerische Landesbank Girozentrale
8/19/05	3.24 (b)	90,000	90,000
10/15/05	3.58 (b)	100,000	100,000
BMW U.S. Capital LLC
8/15/05	3.36 (b)	17,000	17,000
Commonwealth Bank of Australia
8/24/05	3.46 (b)	33,000	33,000
Descartes Funding Trust
8/15/05	3.39 (b)	20,000	20,000
First Tennessee Bank NA, Memphis
8/5/05	3.19 (b)	60,000	60,000
GE Capital Assurance Co.
8/1/05	3.42 (b)(d)	20,000	20,000
8/1/05	3.46 (b)(d)	25,000	25,000
9/1/05	3.59 (b)(d)	25,000	25,000
General Electric Capital Corp.
8/8/05	3.33 (b)	140,000	140,000
8/9/05	3.45 (b)	93,500	93,523
8/17/05	3.51 (b)	100,000	100,022
Hartford Life Global Funding Trust
8/15/05	3.38 (b)	40,000	40,000
HBOS Treasury Services PLC
8/22/05	3.33 (a)(b)	10,000	10,003
9/26/05	3.51 (b)	85,000	85,000
Household Finance Corp.
8/18/05	3.37 (b)	40,000	40,002
HSBC Finance Corp.
8/24/05	3.45 (b)	45,000	45,000
HSH Nordbank AG
8/23/05	3.46 (a)(b)	47,000	47,000
ING USA Annuity & Life Insurance Co.
9/24/05	3.54 (b)(d)	25,000	25,000
MBIA Global Funding LLC
10/18/05	3.57 (a)(b)	20,000	20,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Metropolitan Life Insurance Co.
8/8/05	3.33% (a)(b)	$ 32,148	$ 32,148
Morgan Stanley
8/1/05	3.40 (b)	14,000	14,000
8/4/05	3.37 (b)	20,000	20,000
8/15/05	3.39 (b)	33,000	33,000
8/15/05	3.51 (b)	31,500	31,502
8/30/05	3.52 (b)	57,000	57,002
Pacific Life Global Funding
8/4/05	3.36 (a)(b)	22,500	22,500
8/15/05	3.37 (b)	5,000	5,000
RACERS
8/22/05	3.44 (a)(b)	95,000	95,000
Royal Bank of Canada
8/10/05	3.36 (b)	10,000	10,000
Royal Bank of Scotland PLC
8/22/05	3.40 (a)(b)	100,000	100,000
SBC Communications, Inc.
6/5/06	3.96 (a)	30,555	30,647
SLM Corp.
8/1/05	3.39 (a)(b)	50,000	50,000
Suntrust Bank, Georgia
9/12/05	3.33 (b)	100,000	99,996
Travelers Insurance Co.
8/17/05	3.37 (b)(d)	15,000	15,000
Treasury Bank NA, Alexandria Virginia
8/12/05	3.27 (b)	60,000	60,000
Verizon Global Funding Corp.
9/15/05	3.52 (b)	100,000	100,001
Wachovia Asset Securitization Issuance LLC
8/25/05	3.45 (a)(b)	20,000	20,000
Washington Mutual Bank, California
8/4/05	3.19 (b)	55,000	55,000
9/26/05	3.45 (b)	90,000	89,995
10/27/05	3.64 (b)	95,000	95,000
Wells Fargo & Co.
8/2/05	3.39 (b)	35,000	35,000
8/15/05	3.38 (b)	100,000	100,000
WestLB AG
8/10/05	3.36 (a)(b)	49,000	49,000
9/30/05	3.49 (a)(b)	53,000	53,000
Medium-Term Notes - continued
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
Westpac Banking Corp.
9/12/05	3.40% (b)	$ 20,000	$ 20,000
White Pine Finance LLC
8/10/05	3.19 (a)(b)	40,000	39,996
TOTAL MEDIUM-TERM NOTES			2,553,341
Short-Term Notes - 2.4%

Hartford Life Insurance Co.
9/1/05	3.48 (b)(d)	20,000	20,000
Jackson National Life Insurance Co.
10/1/05	3.64 (b)(d)	25,000	25,000
Metropolitan Life Insurance Co.
8/1/05	3.37 (b)(d)	10,000	10,000
8/30/05	3.55 (a)(b)	15,000	15,000
10/3/05	3.64 (b)(d)	35,000	35,000
Monumental Life Insurance Co.
8/1/05	3.48 (b)(d)	18,000	18,000
8/1/05	3.51 (b)(d)	20,000	20,000
New York Life Insurance Co.
9/30/05	3.62 (b)(d)	75,000	75,000
Transamerica Occidental Life Insurance Co.
8/1/05	3.38 (b)(d)	40,000	40,000
Travelers Insurance Co.
8/19/05	3.38 (b)(d)	5,000	5,000
10/1/05	3.60 (b)(d)	25,000	25,000
TOTAL SHORT-TERM NOTES			288,000
Repurchase Agreements - 25.3%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/29/05 due 8/1/05 at:
3.31%		$ 1,735	1,735
3.32%		1,168,429	1,168,106
With:
Banc of America Securities LLC at 3.36%, dated 7/29/05 due 8/1/05 (Collateralized by Mortgage Loan Obligations valued at $472,500,001, 0% - 7%, 12/6/05 - 8/25/35)		450,126	450,000
Repurchase Agreements - continued
		Maturity Amount (000s)	Value (000s)
With: - continued
Barclays Capital, Inc. at 3.36%, dated 7/29/05 due 8/1/05 (Collateralized by Corporate Obligations valued at $255,000,001, 2.88% - 9.75%, 9/15/05 - 12/15/38)		$ 250,070	$ 250,000
Citigroup Global Markets, Inc. at 3.41%, dated 7/29/05 due 8/1/05 (Collateralized by Corporate Obligations valued at $302,760,761, 3.82% - 13.47%, 8/15/06 - 7/15/41)		300,085	300,000
Credit Suisse First Boston, Inc. at 3.41%, dated 7/29/05 due 8/1/05 (Collateralized by Mortgage Loan Obligations valued at $262,503,184, 2.9% - 9.26%, 11/20/08 - 9/12/42)		250,071	250,000
Goldman Sachs & Co. at:
3.41%, dated:
7/1/05 due 8/23/05 (Collateralized by Mortgage Loan Obligations valued at $219,300,001, 3.6% - 5.5%, 3/25/25 - 3/25/43) (b)(c)		216,079	215,000
7/29/05 due 8/1/05 (Collateralized by Corporate Obligations valued at $21,002,128, 4%, 11/15/23)		20,006	20,000
3.42%, dated 7/1/05 due 8/23/05 (Collateralized by Equity Securities valued at $52,500,000) (b)(c)		50,252	50,000
Lehman Brothers, Inc. at:
3.39%, dated 7/29/05 due 8/1/05 (Collateralized by Mortgage Loan Obligations valued at $94,504,392, 0.23% - 7.5%, 3/1/26 - 8/25/35)		90,025	90,000
3.43%, dated 7/29/05 due 8/1/05 (Collateralized by Corporate Obligations valued at $315,002,372, 0% - 13.5%, 8/15/05 - 5/1/35)		300,086	300,000
TOTAL REPURCHASE AGREEMENTS			3,094,841
TOTAL INVESTMENT PORTFOLIO - 103.2%			12,634,145
NET OTHER ASSETS - (3.2)%			(391,275)
NET ASSETS - 100%			$ 12,242,870
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $787,545,000 or 6.4% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due dates on these types of securities reflect the next interest rate reset date or, when applicable, the final maturity date.

(c) The maturity amount is based on the rate at period end.

(d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $752,000,000 or 6.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
Bear Stearns Companies, Inc. 3.34%, 9/12/05	3/15/05	$ 48,000
GE Capital Assurance Co.: 3.42%, 8/1/05	4/1/05	$ 20,000
3.46%, 8/1/05	7/30/04	$ 25,000
3.59%, 9/1/05	7/28/05	$ 25,000
Security	Acquisition Date	Cost (000s)
Goldman Sachs Group, Inc.: 3.3%, 8/11/05	8/11/04	$ 133,000
3.39%, 8/8/05	1/6/05	$ 32,000
3.4%, 8/11/05	1/13/05	$ 7,000
3.43%, 8/15/05	2/14/05	$ 69,000
3.69%, 1/9/06	4/12/05	$ 80,000
Hartford Life Insurance Co. 3.48%, 9/1/05	12/16/03	$ 20,000
ING USA Annuity & Life Insurance Co. 3.54%, 9/24/05	6/23/05	$ 25,000
Jackson National Life Insurance Co. 3.64%, 10/1/05	3/31/03	$ 25,000
Metropolitan Life Insurance Co.: 3.37%, 8/1/05	2/24/03	$ 10,000
3.64%, 10/3/05	3/26/02	$ 35,000
Monumental Life Insurance Co.: 3.48%, 8/1/05	7/31/98 - 9/17/98	$ 18,000
3.51%, 8/1/05	3/12/99	$ 20,000
New York Life Insurance Co. 3.62%, 9/30/05	2/28/02	$ 75,000
Transamerica Occidental Life Insurance Co. 3.38%, 8/1/05	4/28/00	$ 40,000
Travelers Insurance Co.: 3.37%, 8/17/05	5/17/05	$ 15,000
3.38%, 8/19/05	8/19/04	$ 5,000
3.6%, 10/1/05	4/1/05	$ 25,000
Income Tax Information
At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $12,634,145,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Cash Management Funds:
Treasury Fund

July 31, 2005

1.804885.101

UST-QTLY-0905

Investments July 31, 2005 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 2.8%
Due Date	Annualized Yield at Time of Purchase	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 2.8%
8/11/05	2.74%	$ 25,000	$ 24,981
10/20/05	3.25	28,285	28,083
TOTAL U.S. TREASURY OBLIGATIONS			53,064
Repurchase Agreements - 97.3%
		Maturity Amount (000s)
In a joint trading account (Collateralized by U.S. Government Obligations) dated 7/29/05 due 8/1/05 At:
3.27% (a)		$ 51,910	51,896
3.28% (a)		1,803,060	1,802,567
TOTAL REPURCHASE AGREEMENTS			1,854,463
TOTAL INVESTMENT PORTFOLIO - 100.1%			1,907,527
NET OTHER ASSETS - (0.1)%			(2,526)
NET ASSETS - 100%			$ 1,905,001
(a) Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement/ Counterparty	Value (000s)
$51,896,000 due 8/1/05 at 3.27%
Banc of America Securities LLC	$ 6,133
Barclays Capital Inc.	14,230
Deutsche Bank Securities Inc.	9,813
J.P. Morgan Securities, Inc.	16,192
State Street Bank and Trust Company	5,528
$ 51,896
$1,802,567,000 due 8/1/05 at 3.28%
ABN AMRO Bank, N.Y. - New York Branch	$ 100,845
Banc of America Securities LLC.	252,111
Barclays Capital Inc.	201,689
Bear Stearns & Co. Inc.	302,534
BNP Paribas Securities Corp.	100,845
Credit Suisse First Boston LLC	403,379
Deutsche Bank Securities Inc.	252,111
Merrill Lynch Government Securities, Inc.	189,053
$ 1,802,567
Income Tax Information
At July 31, 2005, the aggregate cost of investment securities for income tax purposes was $1,907,527,000.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Newbury Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Newbury Street Trust

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Christine Reynolds
Christine Reynolds
President and Treasurer

Date:	September 20, 2005
By:	/s/Timothy F. Hayes
Timothy F. Hayes
Chief Financial Officer

Date:	September 20, 2005